SUPPLEMENT DATED OCTOBER 2, 2006 TO THE PROSPECTUS
                                DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

THE FOOTNOTE FOR THE FOLLOWING FUNDS:

JNL/AIM LARGE CAP GROWTH FUND*                               JNL/LAZARD SMALL CAP VALUE FUND*
JNL/AIM REAL ESTATE FUND*                                    JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK
JNL/AIM SMALL CAP GROWTH FUND*                               INDEX FUND*
JNL/ALGER GROWTH FUND*                                       JNL/OPPENHEIMER GLOBAL GROWTH FUND*
JNL/EAGLE CORE EQUITY FUND*                                  JNL/OPPENHEIMER GROWTH FUND*
JNL/EAGLE SMALLCAP EQUITY FUND*                              JNL/PUTNAM EQUITY FUND*
JNL/FMR BALANCED FUND*                                       JNL/PUTNAM MIDCAP GROWTH FUND*
JNL/FMR MID-CAP EQUITY FUND*                                 JNL/PUTNAM VALUE EQUITY FUND*
JNL/FRANKLIN TEMPLETON INCOME FUND*                          JNL/SELECT BALANCED FUND*
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND*                 JNL/SELECT GLOBAL GROWTH FUND*
JNL/GOLDMAN SACHS MID CAP VALUE FUND*                        JNL/SELECT LARGE CAP GROWTH FUND*
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND*                  JNL/T. ROWE PRICE VALUE FUND*
JNL/JPMORGAN INTERNATIONAL EQUITY FUND*                      JNL/WESTERN STRATEGIC BOND FUND*
JNL/JPMORGAN INTERNATIONAL VALUE FUND*                       JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND*
JNL/LAZARD EMERGING MARKETS FUND*

SHOULD BE DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     * The Fund is not available as an investment option. However, the Fund is an underlying Fund in which the JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, and the JNL/S&P Managed Aggressive Growth Fund ("JNL/S&P Funds") may invest. The JNL/S&P Funds only invest in Class A shares.

FOR THE FUNDS LISTED ABOVE, EACH OF THE ABOVE FUND'S RETURNS SHOWN IN THE BAR CHART AND THE TABLE IN THE PROSPECTUS ARE FOR THE FUND'S CLASS A SHARES. CLASS B SHARES WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS, BECAUSE BOTH CLASSES OF SHARES REPRESENT AN INVESTMENT IN THE SAME PORTFOLIO OF SECURITIES.

FOR THE JNL/LAZARD MID CAP VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
------------------------------------------------------------------------------- ------------------ ------------------
JNL/Lazard Mid Cap Value Fund (Class B)                                                8.99%             13.63%
Russell MidCap(R) Index                                                               12.72%             12.89%
------------------------------------------------------------------------------- ------------------ ------------------

The Russell MidCap(R) Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/LAZARD MID CAP VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.82%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.83%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/LAZARD MID CAP VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                   $85
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                 $265
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                 $460
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                              $1,025
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
   ---------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
   ---------------------------------------------------------------------------- ------------------ ------------------
   JNL/Mellon Capital Management S&P 500 Index Fund (Class B)                          4.63%              6.27%
   S&P 500 Index                                                                       4.91%              6.12%
   ---------------------------------------------------------------------------- ------------------ ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.39%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.02%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.41%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $42
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $132
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $230
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $518
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------- ---------------- ------------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- ------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class B)                   12.14%           11.95%
S&P 400 MidCap Index                                                                12.56%           11.68%
------------------------------------------------------------------------------- ---------------- ------------------

The S&P MidCap 400 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          0.39%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                      0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         0.02%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                   0.41%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $42
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $132
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $230
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $518
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------- ------------------- ------------------
                                                                                   1 year         Life of Class*
---------------------------------------------------------------------------- ------------------- ------------------
JNL/Mellon Capital Management Small Cap Index Fund (Class B)                        4.38%               8.16%
Russell 2000 Index                                                                  4.55%               7.91%
---------------------------------------------------------------------------- ------------------- ------------------

The Russell 2000 Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.39%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.40%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $41
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $128
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $224
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $505
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
 ----------------------------------------------------------------------------- ------------------ ------------------
                                                                                    1 year         Life of Class*
 ----------------------------------------------------------------------------- ------------------ ------------------
 JNL/Mellon Capital Management International Index Fund (Class B)                    13.46%             15.58%
 MSCI E.A.FE. Index                                                                  13.54%             15.21%
 ----------------------------------------------------------------------------- ------------------ ------------------

The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index.
* The  Class B shares  of the Fund  began operations on March 5, 2004.

FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.45%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.46%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $47
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $148
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $258
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $579
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005 [
  ------------------------------------------------------------------------------ ----------------- ------------------
                                                                                      1 year        Life of Class*
  ------------------------------------------------------------------------------ ----------------- ------------------
  JNL/Mellon Capital Management Bond Index Fund (Class B)                             2.04%               1.71%
  Lehman Brothers Aggregate Bond Index                                                2.43%               2.72%
  ------------------------------------------------------------------------------ ----------------- ------------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. *The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          0.40%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                      0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                   0.41%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $42
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $132
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $230
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $518
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------- ---------------- -----------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- -----------------
JNL/PIMCO Total Return Bond Fund (Class B)                                           2.52%            2.65%
Lehman Brothers Aggregate Bond Index                                                 2.43%            2.72%
------------------------------------------------------------------------------- ---------------- -----------------

The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index. *The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                          0.60%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                      0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                   0.60%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/PIMCO TOTAL RETURN BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $61
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $192
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $335
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $750
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
 ------------------------------------------------------------------------ --------------------- ---------------------
                                                                                 1 year            Life of Class*
 ------------------------------------------------------------------------ --------------------- ---------------------
 JNL/Select Money Market Fund (Class B)                                          2.91%                 2.09%
 Merrill Lynch Treasury Bill Index (3 month)                                     3.00%                 2.24%
 ------------------------------------------------------------------------ --------------------- ---------------------

The 7-day yield of the Fund on December 31, 2005, was 1.63%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                         0.39%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                      0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                         0.01%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                   0.40%
--------------------------------------------------------------------------------------------- -----------------------

* This fee reflects a reduction in the contractual management fee. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

FOR THE JNL/SELECT MONEY MARKET FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                   $41
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                 $128
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                 $224
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                $505
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/SELECT VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
  ----------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
  ----------------------------------------------------------------------------- ------------------ ------------------
  JNL/Select Value Fund (Class B)                                                        8.41%             10.01%
  Russell 1000 Value Index                                                               7.05%              8.45%
  ----------------------------------------------------------------------------- ------------------ ------------------

The Russell 1000 Value Index is a  broad-based,  unmanaged  index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/SELECT VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.65%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.65%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/SELECT VALUE FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                   $66
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                 $208
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                 $362
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                $810
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------- ------------------ ------------------
                                                                                     1 year         Life of Class*
------------------------------------------------------------------------------- ------------------ ------------------
JNL/T. Rowe Price Established Growth Fund (Class B)                                    6.30%              7.29%
S&P 500 Index                                                                          4.91%              6.12%
------------------------------------------------------------------------------- ------------------ ------------------

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                         0.70%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee                                                                                     0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.70%
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

--------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                      CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                  $72
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                $224
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                $390
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                               $871
--------------------------------------------------------------------------------------------- -----------------------

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------- ----------------- -----------------
                                                                                     1 year        Life of Class*
------------------------------------------------------------------------------- ----------------- -----------------
JNL/T. Rowe Price Mid-Cap Growth Fund (Class B)                                     14.32%            15.49%
S&P MidCap 400 Index                                                                12.56%            11.68%
Russell MidCap(R) Index                                                             12.65%            12.89%
------------------------------------------------------------------------------- ----------------- -----------------

The S&P MidCap 400 Index and the Russell MidCap(R) Index are broad-based, unmanaged indices.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.81%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.01%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   0.82%
---------------------------------------------------------------------------------------------- ----------------------

FOR THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

---------------------------------------------------------------------------------------------- ----------------------
EXPENSE EXAMPLE                                                                                       CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
1 Year                                                                                                   $84
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
3 Years                                                                                                 $262
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
5 Years                                                                                                 $455
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
10 Years                                                                                              $1,014
---------------------------------------------------------------------------------------------- ----------------------

FOR THE JNL/WESTERN HIGH YIELD BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
---------------------------------------------------------------------------------- --------------- ------------------
                                                                                       1 year       Life of Class*
---------------------------------------------------------------------------------- --------------- ------------------
JNL/Western High Yield Bond Fund (Class B)                                                1.89%           4.71%
Citigroup High Yield Index                                                                2.08%           6.05%
---------------------------------------------------------------------------------- --------------- ------------------

The Citigroup High Yield Index is a broad-based,  unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004.

FOR THE JNL/WESTERN HIGH YIELD BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                          0.60%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee                                                                                      0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   0.60%
---------------------------------------------------------------------------------------------- ----------------------

FOR THE JNL/WESTERN HIGH YIELD BOND FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

---------------------------------------------------------------------------------------------- ----------------------
EXPENSE EXAMPLE                                                                                       CLASS B
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
1 Year                                                                                                  $61
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
3 Years                                                                                                $192
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
5 Years                                                                                                $335
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
10 Years                                                                                               $750
---------------------------------------------------------------------------------------------- ----------------------

IN THE SECTION ENTITLED "FINANCIAL HIGHLIGHTS", PLEASE ADD THE FOLLOWING FINANCIAL HIGHLIGHTS TABLE:

JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
       12/31/2005                 14.70                  0.10              1.24                1.34                 (0.06)
    03/05(a)-12/31/04             14.28                  0.02              2.13                2.15                 (0.02)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------








                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
       12/31/2005                    (2.37)             13.61            8.99                  253            84.55
    03/05(a)-12/31/04                (1.71)             14.70           15.20                   29           100.95

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------









                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class B
       12/31/2005                  0.83               0.69             n/a                  n/a
    03/05(a)-12/31/04              0.88               0.45             0.93                 0.40

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
       12/31/2005                  10.76               0.20                0.02                0.22                 (0.22)
    03/05(a)-12/31/04              10.73               0.12                0.02                0.14                 (0.11)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
       12/31/2005                  13.66               0.31                1.53                1.84                 (0.27)
    03/05(a)-12/31/04              12.05               0.05                1.62                1.67                 (0.06)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
       12/31/2005                  13.27               0.11                1.51                1.62                 (0.10)
    03/05(a)-12/31/04              12.28               0.05                0.98                1.03                 (0.04)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------







                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
       12/31/2005                   (0.06)            10.70              2.04                  147            360.84
    03/05(a)-12/31/04                   -             10.76              1.35                   17            215.24

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
       12/31/2005                   (1.63)            13.60             13.46                  374             42.89
    03/05(a)-12/31/04                   -             13.66             13.85                   50              2.77

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
       12/31/2005                   (0.57)            14.22             12.14                   245            15.22
    03/05(a)-12/31/04                   -             13.27              8.42                    90            13.75

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------



                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class B
       12/31/2005                       0.41               3.66             n/a                  n/a
    03/05(a)-12/31/04                   0.41               3.38             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class B
       12/31/2005                       0.46               2.28             n/a                  n/a
    03/05(a)-12/31/04                   0.46               1.19             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class B
       12/31/2005                       0.41               1.02             n/a                  n/a
    03/05(a)-12/31/04                   0.40               0.84             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
       12/31/2005                   10.72               0.15                0.34                0.49                 (0.12)
    03/05(a)-12/31/04               10.25               0.09                0.52                0.61                 (0.09)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
       12/31/2005                   13.39               0.10                0.49                0.59                 (0.09)
    03/05(a)-12/31/04               12.33               0.06                1.08                1.14                 (0.05)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------






                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
       12/31/2005                  (0.33)             10.76               4.54                 537            14.14
    03/05(a)-12/31/04              (0.05)             10.72               5.91                 239             6.74

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
       12/31/2005                  (0.47)             13.42               4.38                 248            16.09
    03/05(a)-12/31/04              (0.03)             13.39               9.24                  85            17.66

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------





                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class B
       12/31/2005                      0.41               1.50             n/a                 n/a
    03/05(a)-12/31/04                  0.40               2.07             n/a                 n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class B
       12/31/2005                      0.40               1.04             n/a                 n/a
    03/05(a)-12/31/04                  0.40               1.25             n/a                 n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
       12/31/2005                 12.15                  0.29              0.02                0.31                 (0.33)
    03/05(a)-12/31/04             12.02                  0.08              0.22                0.30                 (0.04)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------






                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
       12/31/2005                   (0.22)             11.91              2.52                 174          408.73
    03/05(a)-12/31/04               (0.13)             12.15              2.46                  30          352.28

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------





                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class B
       12/31/2005                     0.60               3.36             n/a                  n/a
    03/05(a)-12/31/04                 0.61               3.09             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
       12/31/2005                   8.66                   0.64             (0.48)               0.16                 (0.62)
    03/05(a)-12/31/04               8.15                   0.14              0.41                0.55                 (0.04)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------







                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
       12/31/2005                   (0.08)             8.12              1.89                   214          32.61
    03/05(a)-12/31/04                   -              8.66              6.84                    13         149.00

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------







                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class B
       12/31/2005                     0.60               7.60             n/a                  n/a
    03/05(a)-12/31/04                 0.63               7.20             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
       12/31/2005                    1.00              0.02                     -                0.02                 (0.02)
    03/05(a)-12/31/04                1.00              0.01                     -                0.01                 (0.01)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------







                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
       12/31/2005                       -                1.00             2.91                n/a                469
    03/05(a)-12/31/04                   -                1.00             0.91                n/a                 38

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------





                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class B
       12/31/2005                     0.40               2.88             n/a                  n/a
    03/05(a)-12/31/04                 0.40               1.57             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



JNL SERIES TRUST
FINANCIAL HIGHLIGHTS


                                                                   Increase (Decrease) from
                                                                    Investment Operations
                                                 ----------------------------------------------------------
                                 Net Asset       ----------------------------------------------------------
                                   Value                Net             Net Realized        Total from       Distributions from
                                 Beginning           Investment         & Unrealized        Investment         Net Investment
      Period Ended               of Period         Income (Loss)       Gains (Losses)       Operations             Income
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
       12/31/2005                  16.68                0.21                1.20                1.41                 (0.20)
    03/05(a)-12/31/04              15.47                0.11                1.31                1.42                 (0.11)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
       12/31/2005                  18.38                0.06                1.10                1.16                 (0.04)
    03/05(a)-12/31/04              17.44                0.08                0.93                1.01                 (0.07)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
       12/31/2005                  27.92                0.01                4.00                4.01                     -
    03/05(a)-12/31/04              26.20               (0.03)               3.25                3.22                     -

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------







                                                                                     Supplemental Data
                              Distributions from                   -----------------------------------------------------
                                 Net Realized                      -----------------------------------------------------
                                   Gains on          Net Asset                           Net Assets,
                                  Investment        Value, End           Total          End of Period       Portfolio
      Period Ended               Transactions        of Period         Return(b)       (in thousands)     Turnover (d)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
       12/31/2005                     (0.98)          16.91              8.41                  158              29.04
    03/05(a)-12/31/04                 (0.10)          16.68              9.22                   27             136.31

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
       12/31/2005                         -           19.50              6.30                  193              41.03
    03/05(a)-12/31/04                     -           18.38              5.81                   24              36.69

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
       12/31/2005                     (2.17)          29.76             14.32                  276              29.77
    03/05(a)-12/31/04                 (1.50)          27.92             12.32                   33              34.02

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------





                                                                      Assuming No Expense Reimburse-
                                                                       ment or Fees Paid Indirectly
                                                                  ---------------------------------------
                                                                  ---------------------------------------
                                                 Ratio of Net                            Ratio of Net
                                Ratio of          Investment          Ratio of            Investment
                               Expenses to      Income (Loss)        Expenses to        Income (Loss)
                               Average Net        to Average         Average Net          to Average
      Period Ended             Assets (c)       Net Assets (c)       Assets (c)         Net Assets (c)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class B
       12/31/2005                    0.65               1.62             n/a                  n/a
    03/05(a)-12/31/04                0.66               1.73             n/a                  n/a

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class B
       12/31/2005                    0.70               0.45             n/a                  n/a
    03/05(a)-12/31/04                0.73               1.21             0.74                 1.20

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class B
       12/31/2005                    0.82              (0.12)            n/a                  n/a
    03/05(a)-12/31/04                0.81              (0.24)            0.82                (0.25)

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



This Supplement is dated October 2, 2006.

(To be used with HR105 Rev. 05/06 and VC2440 Rev. 05/06.)
                                                                     V6036 10/06